Expense Example {- Fidelity Freedom® Income Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-10 - Fidelity Freedom® Income Fund - Fidelity Freedom Income Fund - Class K	Jul. 15, 2022 USD ($)
Expense Example:
1 year	$ 43
3 years	135
5 years	235
10 years	$ 530